CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 30,870	$ 453,151
Prepaid expense		21,215
Prepaid insurance		61,846
Total Current Assets	30,870	536,212
Investments held in Trust Account	29,029,416	117,320,973
Total assets	29,060,286	117,857,185
Current Liabilities
Accrued expenses	1,679,821	125,972
Amount due to related parties	11,500
Income tax payable	214,850
Franchise tax payable	69,966	164,008
Total Current Liabilities	1,976,137	289,980
Warrant liabilities	362,558	4,851,668
Deferred underwriter fee payable	4,025,000	4,025,000
Working capital loan	207,081
Extension loans	2,545,838	0
Total liabilities	9,116,614	9,166,648
Commitments and Contingencies
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	2,825,823
Accumulated deficit	(11,632,745)	(8,609,810)
Total Stockholders' Deficit	(8,806,438)	(8,609,463)
Total Liabilities and Stockholders' Deficit	29,060,286	117,857,185
Class A Common Stock subject to possible redemption
Current Liabilities
Class A Common Stock subject to possible redemption; 2,731,544 and 11,500,000 shares at redemption value of $10.53 and $10.20 per share as of December 31, 2022 and 2021, respectively	28,750,110	117,300,000
Class A Common Stock not subject to possible redemption
Stockholders' Deficit
Common stock	59	59
Class B Common Stock
Stockholders' Deficit
Common stock	$ 425	$ 288